Finance costs - Schedule of Finance Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Finance Costs Abstract
Interest expense from borrowings	¥ 32,475		¥ 37,613	¥ 30,467
Interest expense from lease liabilities	92		400	688
Others	0		1,825	697
Finance costs	¥ 32,567	$ 4,656	¥ 39,838	¥ 31,852